August 28, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 95 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of making certain changes to the name, investment objective and principal investment strategy of the Aberdeen Global Unconstrained Fixed Income Fund, to be renamed the Aberdeen Global Absolute Return Strategies Fund.  On or around November 15, 2019, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will update any other required information.

Please do not hesitate to contact the undersigned at 215-405-5724 with any questions or comments concerning this filing.

Sincerely,

/s/ Katherine A. Corey
Katherine A. Corey

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Margery Neale, Willkie Farr & Gallagher LLP

Neesa Sood, Willkie Farr & Gallagher LLP